INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 9. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Land-use rights	$666	$689
Less: accumulated amortization	(95)	(78)
Intangible assets, net	$571	$611

Amortization expenses for the years ended September 30, 2015, 2014 and 2013 were US $19,932, US $20,004, US$19,703 respectively. Estimated amortization expense relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$ (‘000)
September 30, 2016	$20
September 30, 2017	20
September 30, 2018	20
September 30, 2019	20
September 30, 2020	20
Thereafter	471
Total	$571